Subsequent events (Details) € in Millions			12 Months Ended
	Jan. 27, 2024	Jan. 26, 2024 EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Jan. 15, 2024 EUR (€) employees
Automotive Cells Company SE (“ACC”)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			33.30%	33.30%
Business Combination And Investments | Automotive Cells Company SE (“ACC”)
Disclosure of detailed information about business combination [line items]
Cash transferred		€ 300
Consideration paid (received)		410
Other tangible or intangible assets transferred		€ 110
Proportion of ownership interest in joint venture	44.40%
Comercial Automotiva S.A. | Business Combination And Investments
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (in percents)					70.00%
Option to purchase equity interest, (in percentage)					30.00%
Number of shops | employees					126
Cash transferred					€ 133